Commitments and guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Guarantee	$ 1,367	$ 1,301
Restricted cash
Liability
Associatesa And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Guarantee	233	210
Restricted cash
Liability
Assets Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Guarantee	1,134	1,091
Restricted cash
Liability